Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other non-current assets
Schedule of other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Deposits	16,395	7,094	1,113
Loans receivables	17,586	13,551	2,126
Long-term prepayments to a supplier (a)	55,348	71,353	11,197
Others	1,851	113	18
Total	91,180	92,111	14,454

Schedule of provision for other loans receivable

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	—	1,181	9,852	1,546
Cumulative effect of adoption of new accounting standard relating to credit losses	—	294	—	—
Addition	1,181	8,805	1,633	256
Reversal	—	(428)	(541)	(85)
Balance at the end of year	1,181	9,852	10,944	1,717